Unaudited Interim Condensed Consolidated Statements of Changes in Equity - USD ($)		Common Stock	Treasury shares		Share Premium	Accumulated other comprehensive loss	Accumulated deficit	Total
Balance at Dec. 31, 2023		$ 5,703				$ (7,557,999)	$ (65,606,196)	$ (32,697,658)
Balance (in Shares) at Dec. 31, 2023		57,036,094			40,460,834
Balance (in Shares) at Dec. 31, 2023
Net loss							(21,868,930)	(21,868,930)
Exercise of warrant								(89,970)
Exercise of warrant (in Shares)					(89,970)
Compensation of share-based awards								1,121,179
Compensation of Stock-based awards (in Shares)					1,121,179
Exercise of shared-based awards		$ 96						1,361,886
Exercise of shared-based awards (in Shares)		959,626			1,361,790
Conversion of convertible notes into shares		$ 61						1,000,000
Conversion of convertible notes into shares (in Shares)		606,060			999,939
Balance at Jun. 30, 2024		$ 5,860				(7,557,999)	(87,475,126)	(51,173,493)
Balance (in Shares) at Jun. 30, 2024		58,601,780			43,853,772
Balance at Dec. 31, 2024		$ 6,327				(7,557,999)	(139,487,178)	(61,440,911)
Balance (in Shares) at Dec. 31, 2024		63,272,419			85,597,939
Net loss							(19,278,511)	(19,278,511)
Repurchase of shares			$ (195,438)	[1]				(195,438)	[1]
Repurchase of shares (in Shares)			65,212	[1]
Exercise of incentive shares issued to convertible note holders		$ 60						1,754,000
Exercise of incentive shares issued to convertible note holders (in Shares)		600,000			1,753,940
Compensation of share-based awards								4,148,322
Compensation of Stock-based awards (in Shares)					4,148,322
Exercise of shared-based awards	[2]	$ 1,307						581,955
Exercise of shared-based awards (in Shares)	[2]	13,070,665			580,648
Exercise of shares issued to employee		$ 10						167,930
Exercise of shares issued to employee (in Shares)		98,724			167,920
Conversion of convertible notes into shares		$ 67						1,100,000
Conversion of convertible notes into shares (in Shares)		666,667			1,099,933
Balance at Jun. 30, 2025		$ 7,771	$ (195,438)			$ (7,557,999)	$ (158,765,689)	$ (73,162,653)
Balance (in Shares) at Jun. 30, 2025		77,708,475			93,348,702
Balance (in Shares) at Jun. 30, 2025			65,212

[1]	Under the share repurchase program, the Group repurchased 65,212 shares during the current period. The treasury shares are accounted for at cost.
[2]	During the period, 13,070,665 shares were issued to the directors and CEO.